Property, Equipment and Software	12 Months Ended
Dec. 31, 2021
Property, Equipment and Software
Property, Equipment and Software
8.	Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Building and decoration	2,941,233	3,676,626
Leasehold improvements	191,825	287,510
Furniture, fixtures, office and other equipments	231,194	339,791
Vehicles	83,909	98,651
Servers and computers	4,546,503	5,417,716
Software	207,041	237,550
Construction in progress	784,375	653,239
	8,986,080	10,711,083

Less: accumulated depreciation	(4,436,137)	(5,277,225)

Net book value	4,549,943	5,433,858

Depreciation expense was RMB1,119.1 million, RMB1,113.0 million and RMB928.5 million for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the construction in progress balance were mainly comprised of construction of buildings in Hangzhou, Guangzhou, Jiangxi and Shanghai that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.